Bank Loans (Details) - Schedule of future maturities of long-term bank loans	Dec. 31, 2021 USD ($)
Schedule of future maturities of long-term bank loans [Abstract]
2022	$ 76,487,001
2023	111,818,860
2024	64,934,046
2025	47,524,193
2026	10,704,707
Thereafter	6,116,976
Total long-term bank loans	317,585,783
Less: current portion	(76,856,590)
Long-term liability	$ 240,729,193